INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

16.                               INCOME TAXES

The Company, CIAC, Renren-Jingwei Inc, Link224 Inc., Renren Lianhe Holdings, Wole Inc., JiehunChina Inc., Funall Technology Inc., Xin Ditu Holdings, Renren Study Inc., Jingwei Inc. Limited are all incorporated in the Cayman Islands.  They are tax-exempted under the tax laws of the Cayman Islands.

Qianxiang Wangjing, incorporated in the PRC on November 11, 2008, qualified as a “software enterprise” in 2009, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2009, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law if Qianxiang Wangjing qualified for renewal and filed an annual qualification status update to the tax authority. In 2013, Qianxiang Wangjing did not qualify and therefore such report was not filed and accordingly not entitled to such tax reduction in 2013.

Shanghai Changda, incorporated in the PRC on October 25, 2010, qualified as a “software enterprise” in 2010, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2011, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law if Shanghai Changda qualified for renewal and filed an annual qualification status update to the tax authority. In 2013, Shanghai Changda did not qualify and therefore such report was not filed and accordingly not continually entitled to such tax reduction from 2013.

Renren Games, incorporated in the PRC on November 15, 2012, qualified as a “software enterprise” in 2013, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2013, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

In 2011, Qianjun Technology, incorporated in the PRC on October 7, 2010, qualified as high and new technology enterprise (“HNTE”) under EIT Law, and therefore, was entitled to a beneficial tax rate of 15%. The HNTE status is valid for three years and the qualifying entities can then apply to review for an additional three years provided the entity’s business operations continue to qualify for HNTE status. As of December 31, 2013, the Company believed they would be qualified for HNTE status and would renew the qualification, and therefore, would be continually entitled to the beneficial tax rate of 15% for another three years from 2014.

Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC.  If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income.  This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT.  The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company’s subsidiaries and VIEs located in the PRC had aggregate accumulated deficits of $192,792 as of December 31, 2013.  Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2013.

The current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company’s PRC subsidiaries and VIE and VIE’s subsidiaries, are as follows:

	Years ended December 31,
	2011	2012	2013

Current income tax expense	$1,495	$7	$1,019
Deferred income tax (benefit) expense	(855)	913	(8,472)
Total Income tax (benefits) expenses	$640	$920	$(7,453)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets
Provision for doubtful accounts	$836	$484
Accrued payroll and welfare	1,980	1,763
Accrued liabilities-current	—	1,894
Excessive advertising fees	1	—
Intangible assets amortization	25	52
Less valuation allowance	(2,842)	(3,565)
Current deferred tax assets, net	$—	$628

Non-current deferred tax assets
Accrued Liabilities-non-current	$88	$56
Excessive advertising fee-non-current	2,296	791
Net operating loss carry forwards	24,309	42,606
Less valuation allowance	(26,693)	(35,855)
Non-current deferred tax assets, net	$—	$7,598

Non-current deferred tax liabilities Intangible assets	$(6,564)	$(6,489)
Non-current deferred tax liabilities, net	$(6,564)	$(6,489)

The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2013, the Company provided valuation allowance on deferred tax assets because the Company believed that it is more likely than not to be realized as the Company does not expect to generate sufficient taxable income in future.

The non-current deferred tax liabilities of $6,564 and $6,489 as of December 31, 2012 and 2013 were mainly related to the amortization of intangible assets acquired during business acquisition in 2011 as set out in Note 6.

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries.  The valuation allowance is considered on each individual entity basis.  The subsidiaries and VIEs and VIEs’ subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $24,309 and $42,606 as of December 31, 2012 and 2013, respectively. Valuation allowances have been established because the Company believes that it is more likely than not that its deferred tax assets will not be fully realized as it does not expect to generate sufficient taxable income in the near future.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2011	2012	2013

Income (loss) before provision of income tax	$65,368	$(39,151)	$(67,457)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	16,342	(9,788)	(16,864)
Taxable deemed interest income from inter-company interest-free loans	177	1,896	4,470
Non-deductible loss and other expenses not deductible for tax purposes	(5,304)	8,599	3,383
Effect of income tax exemption of the Company in the Cayman Islands	(17,750)	(5,060)	(3,926)
Effect of tax holidays	(4,172)	(9,846)	(3,491)
Changes in valuation allowance	11,347	15,119	8,975

Income tax (benefits) expenses	$640	$920	$(7,453)

If the tax holidays were not available, income taxes provision and net income (loss) per share would have been as follows:

	Years ended December 31,
	2011	2012	2013

Provision for income taxes expenses	$4,812	$10,766	$(3,962)
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders
— basic	$0.05	$(0.07)	$0.05
— diluted	$0.04	$(0.07)	$0.05

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013, respectively.  The Company did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2013.

Since January 1, 2008, the relevant tax authorities of the Company’s subsidiaries have not conducted a tax examination on Shanghai Changda.  In accordance with relevant PRC tax administration laws, tax years from 2008 to 2013 of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2013, at the tax authority’s discretion.